EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2021
EARNINGS PER SHARE
Schedule of Computation of Basic and Diluted Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per share for the years ended June 30, 2021 and 2020, respectively:

	June 30, 2021	June 30, 2020
Net loss attributable to the common shareholders	$(216,505,881)	$(12,002,940)

Basic weighted-average common shares outstanding	19,837,642	19,837,642
Effect of dilutive securities
Diluted weighted-average common shares outstanding	19,837,642	19,837,642
Earnings (loss) per share – Basic	$(10.91)	$(0.61)
Earnings (loss) per share – Diluted	$(10.91)	$(0.61)
Earnings (loss) per share – From continuing operations	$(10.91)	$(0.61)
Earnings (loss) per share – From discontinued operations	$—	$—